Note 12 - Non-controlling Interests (Tables)	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Statement of subsidiary financial position [text block]
November 30,
2025
($)
Assets
Cash and cash equivalents	10,193
Restricted cash	60
Prepaid expenses and deposits	122
Other assets	100
Land, property and equipment	1,312
Exploration and evaluation assets	79
11,866

Liabilities
Accounts payable and accrued liabilities	446
Withholding taxes payable	253
Rehabilitation provisions	461
Lease liability	124
1,284

Statement of subsidiary cash flows [text block]
	For the year ended	For the year ended
	November 30, 2025	November 30, 2024
	($)	($)
Cash used in operating activities	(8,114)	(10,506)
Cash used in investing activities	-	(235)
Cash generated from financing activities	12,757	600

Effect of exchange rate changes on cash	(56)	228

Net increase (decrease) in cash and cash equivalents and restricted cash	4,587	(9,913)
Cash and cash equivalents and restricted cash
Beginning of year	5,666	15,579
End of year	10,253	5,666

Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price ($)
Balance at November 30, 2023	14,945,195	1.60
Granted	2,763,234	1.19
Exercised(1)	(2,029,500)	1.05
Expired	(197,500)	1.02
Balance at November 30, 2024	15,481,429	1.61
Granted	3,047,000	1.88
Exercised(2)	(1,091,984)	1.30
Expired	(1,925,000)	2.82
Forfeited	(245,000)	1.71
Balance at November 30, 2025	15,266,445	1.53

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Year ended November 30, 2025	Year ended November 30, 2024
Risk-free interest rate	2.41%	3.18%
Expected life (years)	2.87	2.87
Expected volatility	42.55%	46.66%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	2.45%	3.69%

Disclosure of number and weighted average exercise prices of warrants [text block]
	Number of Warrants	Weighted Average Exercise Price (US$)
Balance at November 30, 2023	1,741,292	13.00
Exercised	(300)	13.00
Balance at November 30, 2024 and 2025	1,740,992	13.00

U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price (US$)
Balance at November 30, 2023	82,500	10.00
Granted	106,050	10.00
Forfeited	(3,000)	10.00
Balance at November 30, 2024	185,550	10.00
Granted	140,500	10.00
Exercised(1)	(33,750)	10.00
Forfeited	(12,500)	10.00
Balance at November 30, 2025	279,800 (2)	10.00

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Year ended November 30, 2025	Year ended November 30, 2024
Share price at grant date (US)	$8.74	$5.25
Risk-free interest rate	4.32%	4.45%
Expected life (years)	3.00	3.00
Expected volatility(1)	55.45%	54.94%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	0.00%	0.00%

U.S. GoldMining Inc. [member] | Restricted stock units [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of RSUs	Weighted Average Value (US$)
Balance as at November 30, 2024	-	-
Granted	20,050	8.55
Vested	(10,889)	8.32
Forfeited	(600)	8.32
Balance at November 30, 2025	8,561	8.86